TAXES - Reconciliation of Statutory U.S. Federal Tax Rate (Details)	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES
Statutory rate					21.00%	21.00%	21.00%
Tax differential on foreign income					(8.60%)	(5.90%)	(18.80%)
State and local taxes					3.00%	2.80%	6.40%
Valuation allowances					(16.10%)	(26.10%)	(59.70%)
Reserves for uncertain tax positions					(8.30%)	(4.90%)	(7.20%)
Intercompany prepayment					0.50%	0.70%	0.60%
Undistributed foreign earnings					(0.60%)	(1.00%)	(3.50%)
Impact of foreign operations					(4.70%)		(0.90%)
Separation related transaction					(2.60%)
Goodwill impairment					(4.00%)
Other					(0.70%)	(0.60%)	(1.60%)
Effective tax rate	(22.10%)	(21.00%)	(24.30%)	(22.60%)	(21.10%)	(14.00%)	(63.80%)